Long-Term Debt - Additional Information (Detail) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Oct. 31, 2014	May. 06, 2015	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Debt Instrument [Line Items]
Financing fees paid				$ 11,800,000		$ 11,800,000	$ 0	$ 0
Unamortized discount				4,000,000		4,000,000
Total long-term debt				636,200,000	$ 635,300,000	636,200,000	11,900,000		$ 636,200,000
Affiliated entity | Kimberly Clark and Affiliates
Debt Instrument [Line Items]
Total long-term debt				$ 0		$ 0	9,100,000
Weighted-average interest rate				0.50%		0.50%
Subsequent event
Debt Instrument [Line Items]
Write-off of related debt issuance costs and original issue discount			$ 1,000,000
Secured debt | Term loan facility
Debt Instrument [Line Items]
Total long-term debt				$ 386,200,000	$ 385,300,000	$ 386,200,000	0		386,200,000
Weighted-average interest rate				4.00%	4.00%	4.00%
Secured debt | Term loan facility | Subsequent event
Debt Instrument [Line Items]
Principal repayments on senior secured term loan	$ 50,000,000
Bank loans and other financings
Debt Instrument [Line Items]
Total long-term debt				$ 0		$ 0	2,800,000
Weighted-average interest rate				0.60%		0.60%
6.25% Senior Notes | Unsecured debt
Debt Instrument [Line Items]
Total long-term debt				$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 0		$ 250,000,000
Weighted-average interest rate				6.25%	6.25%	6.25%
Credit facility | Revolving credit facility
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage				0.40%	0.40%
Consolidated total leverage ratio				2.25	2.25	2.25
Credit facility | Revolving credit facility | Leverage Ratio, Less than 2.25
Debt Instrument [Line Items]
Unused capacity, commitment fee percentage				0.25%	0.25%
Credit facility | Revolving credit facility | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate					0.75%
Credit facility | Revolving credit facility | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					1.50%
Credit facility | Revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate					1.75%
Credit facility | Revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%
Credit facility | Secured Line of Credit
Debt Instrument [Line Items]
Borrowing capacity		$ 640,000,000			$ 640,000,000
Credit facility | Secured Line of Credit | Revolving credit facility
Debt Instrument [Line Items]
Borrowing capacity		$ 250,000,000			$ 250,000,000
Term of credit facility		5 years			5 years
Credit facility | Secured Line of Credit | Letter of credit
Debt Instrument [Line Items]
Borrowing capacity		$ 75,000,000			$ 75,000,000
Credit facility | Secured Line of Credit | Swingline sub-facility
Debt Instrument [Line Items]
Borrowing capacity		25,000,000			25,000,000
Credit facility | Secured Line of Credit | Term loan facility
Debt Instrument [Line Items]
Borrowing capacity		$ 390,000,000			$ 390,000,000
Term of credit facility		7 years			7 years
Credit facility | Secured debt | Revolving credit facility
Debt Instrument [Line Items]
Amount outstanding				$ 0	$ 0	$ 0
Amount available for borrowing				248,000,000	$ 247,000,000	248,000,000
Weighted-average interest rate					4.00%
Credit facility | Secured debt | Letter of credit
Debt Instrument [Line Items]
Amount outstanding				$ 2,000,000	$ 3,000,000	$ 2,000,000
Credit facility | Scenario 1 | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				2.25%	2.25%
Credit facility | Scenario 2 | Revolving credit facility | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.25%	1.25%
Credit facility | Forecasted | Revolving credit facility | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate					0.75%
Credit facility | Forecasted | Revolving credit facility | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					1.50%
Credit facility | Forecasted | Revolving credit facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate					1.75%
Credit facility | Forecasted | Revolving credit facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate					2.50%
Term loan facility | Secured debt | Revolving credit facility
Debt Instrument [Line Items]
Quarterly amortization payments				0.25%	0.25%
Effective interest rate				4.00%	4.00%	4.00%
Term loan facility | Scenario 1 | Secured debt | Revolving credit facility | Base rate
Debt Instrument [Line Items]
Interest rate floor				0.75%	0.75%
Term loan facility | Scenario 1 | Secured debt | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				3.25%	3.25%
Term loan facility | Scenario 2 | Secured debt | Revolving credit facility | U.S. federal funds effective rate
Debt Instrument [Line Items]
Basis spread on variable rate				0.50%	0.50%
Term loan facility | Scenario 3 | Secured debt | Revolving credit facility | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate				2.25%	2.25%
Term loan facility | Scenario 3 | Secured debt | Revolving credit facility | One month LIBOR Rate
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%	1.00%